PROMISSORY NOTES PAYABLE	12 Months Ended
Jun. 30, 2021
PROMISSORY NOTES PAYABLE
19. PROMISSORY NOTES PAYABLE
19.	PROMISSORY NOTES PAYABLE

Promissory Note A – February 1, 2019

On February 1, 2019, the Company issued an unsecured promissory note (the “Promissory Note A”) in the principal amount of $196,425 (US $150,000). The Promissory Note A matured on May 1, 2019 and bears interest at a rate of 10% per annum, accrued monthly and due at maturity. As at the date of these consolidated financial statements, the Promissory Note A is in default and remains outstanding. In connection with the Promissory Note A, the Company also issued warrants for the purchase of 150,000 common shares of the Company exercisable until January 31, 2020 at a price of $1.00 per share.

The Promissory Note A was determined to be a compound instrument, comprising a liability and warrants. The initial carrying amount of the financial liability was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt having no warrants. Using the residual method, the carrying amount of the warrants issued is the difference between the principal amount and the initial fair value of the financial liability. The fair value of the liability was determined to be $192,142 (US $146,729). The residual value of $4,283 (US $3,271) was allocated to warrants. The carrying value of the Promissory Note A, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note A, such that the carrying amount of the financial liability will equal the principal balance at maturity.

As at June 30, 2021, $44,732 was outstanding under Promissory Note A (June 30, 2020 – $164,342). Interest expense of $7,149 (June 30, 2020 - $19,227; June 30, 2019 - $8,340) was recorded for the year ended June 30, 2021.

Promissory Note B – June 12, 2019

On June 12, 2019, the Company issued a secured promissory note (the “Promissory Note B”) in the principal amount of $261,740 (US $200,000). The Promissory Note B matured on June 30, 2020 and bears interest at a rate of 15% per annum, accrued monthly and due at maturity. The Promissory Note B was secured by the convertible preferred shares investment in NWN (Note 5). Due to the default provisions of Promissory Note B, the pledged Preferred Shares for NWN were called and resulted the loss on the settlement of debt in the amount of $184,540 during the year ended June 30, 2020. As at June 30, 2021, the value of the Promissory Note B amounted to $nil (2020 – $nil). Interest expense in the amount of $nil, was recorded for the year ended June 30, 2021 (2020 - $40,280; 2019 - $1,950, respectively).

Promissory Note C – June 19, 2019

On June 19, 2019, the Company issued secured promissory notes (the “Promissory Note C”) in the aggregate principal amount of $654,350 (US $500,000). The Promissory Note C matured on December 18, 2019 and bears interest at a rate of 15% per annum, accrued monthly and due at maturity. The Promissory Note C is secured by a general security interest over all the assets of Cordova OR Holdings, LLC, a wholly owned subsidiary of the Company and parent to OR Operations. In connection with the Promissory Note C, the Company issued warrants for the purchase of 200,000 common shares of the Company exercisable until June 18, 2021 at a price of $1.00 per share.

The Promissory Note C was determined to be a compound instrument, comprising of a liability and warrants. The initial carrying amount of the financial liability was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt having no warrants. Using the residual method, the carrying amount of the warrants issued is the difference between the principal amount and the initial fair value of the financial liability.

The fair value of the liability was determined to be $652,675 (US $489,152). The residual value of $14,367 (US $10,848) was allocated to warrants. The carrying value of the Promissory Note C, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note C, such that the carrying amount of the financial liability will equal the principal balance at maturity.

On December 16, 2019, the Company extended the maturity date of the Promissory Note C to March 19, 2020 (the “Extension”) in exchange for a one-time fee in the amount $13,142 (US $10,000), due at maturity and the issuance of additional warrants for the purchase of 200,000 common shares of the Company exercisable until June 18, 2021 at a price of $0.30 per share.

On the date of the Extension, the fair value of the liability was determined to be $696,151 (US $530,643). The residual value of $8,995 (US $6,857) was allocated to warrants. The carrying value of Promissory Note C, as a result of the Extension, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note C, such that the carrying amount of the financial liability will equal the principal balance at maturity.

On March 16, 2020, the Company extended the maturity date of the Promissory Note C to June 19, 2020 in exchange for a fee in the amount $13,142 (US $10,000), due at maturity. On June 15, 2020, the Company extended the maturity date of the Promissory Note C to December 19, 2020 in exchange for a fee in the amount

$40,472 (US $29,750), due at maturity.

On December 15, 2020, the Company extended the maturity date of the Promissory Note C to December 15, 2021 (the “Second Extension”) in exchange for a one-time fee in the amount $54,113 (US $42,200), the issuance of “Warrants – #A” for the purchase of 200,000 common shares of the Company exercisable until December 31, 2022 at a price of $0.32 per share, and the issuance of “Warrants - #B” for the purchase of 200,000 common shares of the Company exercisable until December 31, 2022 at a price of $0.50 per share.

On the date of the Second Extension, the fair value of the liability was determined to be $655,272 (US

$515,070). The residual value of $15,823 (US $12,437) was allocated to warrants. The carrying value of Promissory Note C, as a result of the Extension, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note C, such that the carrying amount of the financial liability will equal the principal balance at maturity.

As at June 30, 2021, the value of the Promissory Note C amounted to $477,672 (June 30, 2020 - $817,935). Accretion expense of $11,536 (June 30, 2020 - $22,671; June 30, 2019 - $847) and interest expense of $179,720 (June 30, 2020 - $131,893; June 30, 2019 - $3,020) was recorded for the year ended June 30, 2021.

Promissory Note D – October 28, 2019

On October 28, 2019, the Company issued a promissory note (the “Promissory Note D”) in the principal amount of $391,680 (US $300,000). The Promissory Note D matured on June 30, 2020 and bears interest at a rate of 5% per annum, accrued monthly and due at maturity. Subsequent to the issuance, the Promissory Note D was extended until October 31, 2020 for a one-time fee of US $40,000. Interest on the Promissory Note D subsequent to the maturity date bears interest at 15% per annum. The Promissory Note D is secured by a personal guarantee of vendors.

On May 25, 2020, the Company issued 453,720 common shares of the Company at a price of $0.25 per share for $113,317 (US $78,150) of Promissory Note D. On August 17, 2020, the Company issued 125,507 common shares of the Company at a price of $0.32 per share for $40,162 (US $29,750) of Promissory Note. On February 19, 2021, the Company issued 1,085,062 common shares of the Company at a price of $0.32 per share for $347,220 (US $257,200) of Promissory Note D. As at June 30, 2021, the $391,680 (US $300,000) of Promissory Note D with accrued interest payable were fully settled by common shares.

Accretion expense of $24,334 (June 30, 2020 - $37,026) and interest expense of $78,827 (June 30, 2020 – $55,139; June 30, 2019 - $nil) were recorded for the year ended June 30, 2021.

Promissory Note E – April 8, 2020

On April 28, 2020, the Company issued a promissory note (the “Promissory Note E-1”) in the principal amount of $527,967 (Note 12 (iv)). The Promissory Note E-1 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $381,093 for the Promissory Note E-1 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

On May 8, 2020, the Company repaid $90,803 of the principal in cash and issued 181,250 of its common shares to settle $72,500 of the principal outstanding. On June 30, 2020 the Company repaid $20,000 of the principal.

On August 13, 2020 and August 17, 2020, the Company repaid a total of $15,000 of the principal in cash and issued 585,936 of its common shares to settle $187,500 of the principal. On March 5, 2021 and April 1, 2021, the Company repaid a total of $14,000 of the principal in cash.

As at June 30, 2021, the value of the Promissory Note E-1 amounted to $124,008 (June 30, 2020 - $259,889). Interest and accretion expense of $9,847 and $60,003, respectively (June 30, 2020 - $6,454 and $6,851, respectively) was recorded for the year ended June 30, 2021.

On June 8, 2020, the Company issued a promissory note (the “Promissory Note E-2”) in the principal amount of $225,000 (Note 12(v)). The Promissory Note E-2 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $160,603 for the Promissory Note E-2 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

As at June 30, 2021, the value of the Promissory Note E-2 amounted to $194,821 (June 30, 2020 - $162,868). Interest and accretion expense of $13,350 and $18,603, respectively (June 30, 2020 - $805 and $1,461, respectively) was recorded for the year ended June 30, 2021.

On June 8, 2020, the Company issued a promissory note (the “Promissory Note E-3”) in the principal amount of $196,832 (Note 12(v)). The Promissory Note E-3 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $142,075 for the Promissory Note E-3 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

As at June 30, 2021, the value of the Promissory Note E-3 amounted to $172,347 (June 30, 2020 - $144,079). Interest and accretion expense of $11,810 and $16,457, respectively (June 30, 2020 - $772 and $1,292, respectively) was recorded for the year ended June 30, 2021.